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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

          Mary A. Boyar               New York, New York    October 13, 2005
   -------------------------------    -------------------   ----------------
           [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        -----------------------

Form 13F Information Table Entry Total: 84
                                        -----------------------

Form 13F Information Table Value Total: $376,540
                                        -----------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                       BOYAR ASSET MANAGEMENT, INC.

                       FORM 13F INFORMATION TABLE
                 FOR THE QUARTER ENDED SEPTEMBER 30, 2005


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALLTEL CORP COM              COM           20039103   12,782   196,320   SH             SOLE                196,320
AMERICAN EXPRESS CO          COM           25816109   1,542     26,839   SH             SOLE                 26,839
AMERICAN INTL GROUP I        COM           26874107   2,334     37,680   SH             SOLE                 37,680
ANHEUSER BUSCH COS IN        COM           35229103    297      6,900    SH             SOLE                  6,900
ARBITRON INC COM             COM           03875Q108  4,613    115,800   SH             SOLE                115,800
AUTOMATIC DATA PROCES        COM           53015103   4,881    113,400   SH             SOLE                113,400
AVIALL INC NEW COM           COM           05366B102  4,663    138,050   SH             SOLE                138,050
BANK NEW YORK INC COM        COM           64057102   9,423    320,400   SH             SOLE                320,400
BANK OF AMER CORP COM        COM           60505104   1,541     36,600   SH             SOLE                 36,600
BP AMOCO P L C ADR SP        COM           55622104   1,417     20,000   SH             SOLE                 20,000
BRISTOL MYERS SQUIBB         COM           110122108  6,520    271,000   SH             SOLE                271,000
CABLEVISION SYS CORP         COM           12686C109  13,148   428,687   SH             SOLE                428,687
CARNIVAL PAIRED CERTI        COM           143658300  7,152    143,100   SH             SOLE                143,100
CENDANT CORP COM             COM           151313103  8,425    408,200   SH             SOLE                408,200
CEVA INC                     COM           157210105   169      32,647   SH             SOLE                 32,647
CINERGY CORP COM             COM           172474108   888      20,000   SH             SOLE                 20,000
CINTAS CORP COM              COM           172908105   821      20,000   SH             SOLE                 20,000
CITIGROUP INC.               COM           172967101  15,018   329,929   SH             SOLE                329,929
COCA COLA CO                 COM           191216100  3,963     91,747   SH             SOLE                 91,747
COMCAST CORP CL A SPL        COM           20030N200  13,259   460,700   SH             SOLE                460,700
CROSS A T CO CL A            COM           227478104   228      47,600   SH             SOLE                 47,600
CSX CORP COM                 COM           126408103   930      20,000   SH             SOLE                 20,000
CVS CORP COM                 COM           126650100  6,339    218,500   SH             SOLE                218,500
DIEBOLD INC COM              COM           253651103  5,810    168,600   SH             SOLE                168,600
DISNEY WALT PRODTNS          COM           254687106  12,355   512,023   SH             SOLE                512,023
DONNELLEY R R & SONS         COM           257867101  1,112     30,000   SH             SOLE                 30,000



      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
DOW JONES & CO INC CO        COM           260561105  8,715    228,200   SH             SOLE                228,200
DSP GROUP INC COM            COM           23332B106  2,656    103,500   SH             SOLE                103,500
EMERSON ELEC CO COM          COM           291011104  1,436     20,000   SH             SOLE                 20,000
ETHAN ALLEN INTERIORS        COM           297602104  1,530     48,800   SH             SOLE                 48,800
FIRST DATA CORP COM          COM           319963104   800      20,000   SH             SOLE                 20,000
FIRST FINL BANCORP CO        COM           320209109   931      50,000   SH             SOLE                 50,000
GENERAL ELEC CO COM          COM           369604103  11,310   335,920   SH             SOLE                335,920
HANOVER DIRECT INC           COM           410783302    41      36,119   SH             SOLE                 36,119
HEINZ H J CO COM             COM           423074103  7,089    194,000   SH             SOLE                194,000
HILTON HOTEL CORP            COM           432848109  9,566    428,600   SH             SOLE                428,600
HOME DEPOT INC COM           COM           437076102  1,221     32,025   SH             SOLE                 32,025
IHOP CORP NEW COM            COM           449623107  5,581    137,000   SH             SOLE                137,000
INFOUSA INC NEW COM          COM           456818301   377      35,500   SH             SOLE                 35,500
J.P. MORGAN CHASE & C        COM           46625H100  16,343   481,676   SH             SOLE                481,676
JOHNSON CTLS INC COM         COM           478366107   431      6,940    SH             SOLE                  6,940
JOHNSON & JOHNSON COM        COM           478160104  1,266     20,000   SH             SOLE                 20,000
KINDER MORGAN EGY PTN        COM           494550106  1,231     23,300   SH             SOLE                 23,300
LEHMAN BROS HLDGS INC        COM           524908100  7,382     63,376   SH             SOLE                 63,376
LIBERTY MEDIA CORP NE        COM           530718105   126      15,600   SH             SOLE                 15,600
LILLY ELI & CO COM           COM           532457108   535      10,000   SH             SOLE                 10,000
LIMITED INC                  COM           532716107  8,527    417,400   SH             SOLE                417,400
LOEWS CORP COM               COM           540424108  3,636     39,350   SH             SOLE                 39,350
LUXOTTICA GROUP S P A        COM           55068R202   239      9,600    SH             SOLE                  9,600
MANOR CARE INC NEW CO        COM           564055101  1,152     30,000   SH             SOLE                 30,000
MBNA CORP COM                COM           55262L100   986      40,000   SH             SOLE                 40,000
XMCDONALDS CORP COM          COM           580135101  6,470    193,200   SH             SOLE                193,200
MELLON FINL CORP             COM           58551A108  3,334    104,300   SH             SOLE                104,300
MEREDITH CORP                COM           589433101  6,114    122,550   SH             SOLE                122,550
MERRILL LYNCH & CO. I        COM           590188108  17,755   289,400   SH             SOLE                289,400
MGIC INVT CORP WIS CO        COM           552848103  1,284     20,000   SH             SOLE                 20,000
MGM GRAND INC COM            COM           552953101  5,843    133,500   SH             SOLE                133,500
MICROSOFT CORP               COM           594918104   314      12,200   SH             SOLE                 12,200
MIDAS GROUP INC COM          COM           595626102  4,002    201,309   SH            SOLE                201,309
NBTY INC COM                 COM           628782104  1,779     75,700   SH             SOLE                 75,700
NEIMAN MARCUS A              COM           640204202   940      9,400    SH             SOLE                  9,400
NEW YORK TIMES CO CLA        COM           650111107   236      7,920    SH             SOLE                  7,920
ORIENT-EXPRESS HOTELS        COM           G67743107  4,146    145,900   SH             SOLE                145,900
PEPSIAMERICAS                COM           71343P200  6,862    301,875   SH             SOLE                301,875
PFIZER INC                   COM           717081103  10,890   436,114   SH             SOLE                436,114
PIER 1 IMPORTS INC           COM           720279108  2,411    213,900   SH             SOLE                213,900



      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
PLAYBOY ENTERPRISES I        COM           728117300  6,572    466,100   SH             SOLE                466,100
PPG INDS INC COM             COM           693506107  1,184     20,000   SH             SOLE                 20,000
RADIOSHACK CORP COM          COM           750438103   233      9,400    SH             SOLE                  9,400
SAKS INC COM                 COM           79377W108  9,389    507,500   SH             SOLE                507,500
SARA LEE CORP COM            COM           803111103   197      10,406   SH             SOLE                 10,406
SCHOLASTIC CORP COM          COM           807066105  7,407    200,415   SH             SOLE                200,415
SEA CONTAINERS LTD CL        COM           811371707  1,779    151,800   SH             SOLE                151,800
SHERWIN WILLIAMS CO C        COM           824348106  1,322     30,000   SH             SOLE                 30,000
ST PAUL TRAVELERS INC        COM           792860108  14,922   332,567   SH             SOLE                332,567
TIFFANY & CO NEW COM         COM           886547108   330      8,300    SH             SOLE                  8,300
TIME WARNER INC              COM           887317105  16,452   908,435   SH             SOLE                908,435
UNAPIX ENTMT INC COM         COM           904270105    0       21,000   SH             SOLE                 21,000
UNITED CAP CORP COM          COM           909912107   211      9,000    SH             SOLE                  9,000
UNITED PARCEL SVC INC        COM           911312106   200      2,900    SH             SOLE                  2,900
VIACOM INC COM NON VT        COM           925524308  8,982    272,106   SH             SOLE                272,106
WALGREEN CO COM              COM           931422109  1,304     30,000   SH             SOLE                 30,000
WINN DIXIE STORES INC        COM           974280109    14      20,500   SH             SOLE                 20,500
WYETH                        COM           983024100   925      20,000   SH             SOLE                 20,000

TOTAL                                              376,540